Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,505	$ 2,429
Warranty and campaign programs	955	940	$ 951	$ 908
Marketing and sales incentive programs	1,190	1,182
Tax payables	579	714
Accrued expenses and deferred income	562	634
Accrued employee benefits	554	633
Legal reserves and other provisions	334	355
Contract reserve	406	407
Restructuring reserve	33	30
Other	780	681
Total	$ 7,898	$ 8,005